Robeco Investment Funds

Institutional Class

Robeco Boston Partners Mid Cap Value Fund

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco WPG 130/30 Large Cap Core Fund

Robeco WPG Small Cap Value Fund

SAM Sustainable Water Fund

SAM Sustainable Climate Fund

(each a “Fund,” and together, the “Funds”)

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated April 16, 2009

to Prospectus dated December 31, 2008

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Expenses and Fees for Robeco Boston Partners Long/Short Equity Fund

The formatting of the “Expenses and Fees” table for the Robeco Boston Partners Long/Short Equity Fund has been revised. None of the fees have changed. The “Expenses and Fees” table on page 25 of the Prospectus is hereby replaced with the following:

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. The table is based upon expenses for the Institutional Class of the Fund for the fiscal year ended August 31, 2008.

Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	2.25%
Distribution (12b-1) fees	None
Other Expenses: (2)
Other operating expenses	0.63%
Dividend expense on short sales	0.16%
Interest expense on borrowings	1.32%

Total other expenses	2.11%

Acquired Fund fees and expenses (3)	0.03%
Total annual Fund operating expenses	4.39%

Fee waivers and expense reimbursements (4)	(0.38)%

Net expenses (includes dividends and interest expenses on short sales)	4.01%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.
(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.
(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Institutional Class. “Other expenses” and “Total annual Fund operating expenses” also include dividends on securities which the Fund has sold short (“short-sale dividends”). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.
(3)	“Acquired Fund” means any investment company in which the Fund expects to invest during the current fiscal year. Net expenses will not correlate to the Fund’s ratio of expenses to average net assets in the financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses. The Fund calculates the Acquired Fund’s expenses using the net expense ratios reported in the Acquired Fund’s most recent shareholder reports.
(4)	Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Institutional Class shares exceeds 2.50% of the average daily net assets attributable to the Fund’s Institutional Class shares through December 31, 2011. Because dividend expenses on short sales, Acquired Fund fees and expenses brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed the applicable expense limitation. Robeco may not recoup any of its waived advisory fees.

2. Portfolio Manager Change for Robeco Boston Partners Mid Cap Value Fund

Effective immediately, Steven L. Pollack will serve as the sole lead portfolio manager of the Robeco Boston Partners Mid Cap Value Fund. Therefore, all references to Joseph F. Feeney, Jr. in the first and second paragraphs under the caption “Robeco Boston Partners Mid Cap Value Fund” in the section entitled “Management of the Funds” on pages 52 and 53 of the Prospectus are hereby deleted.

3. Portfolio Manager Addition for Robeco Boston Partners Small Cap Value Fund II

Effective immediately, George Gumpert will serve as the secondary portfolio manager of the Robeco Boston Partners Small Cap Value Fund II. Therefore, the first sentence of the first paragraph under the caption “Robeco Boston Partners Small Cap Value Fund II” in the section entitled “Management of the Funds” on page 53 of the Prospectus is hereby deleted and replaced with the following:

David M. Dabora is the primary portfolio manager for the Fund and George Gumpert is the secondary portfolio manager.

Also, in the same section, the following is inserted as the third paragraph:

Mr. Gumpert is an assistant portfolio manager for the Robeco Boston Partners Small Cap Value products. Previously, he was a research analyst and specialized in the small capitalization sectors of the equity market. He joined the firm in 2000 from AIG International Asset Management where he was a commodities analyst. Mr. Gumpert holds a B.A. degree in economics from Amherst College. He holds the Chartered Financial Analyst designation. He has nine years of investment experience.

4. Portfolio Manager Addition for SAM Sustainable Water Fund

Effective June 30, 2009, Pieter Busscher will replace Rainer Baumann as deputy portfolio manager for the SAM Sustainable Water Fund. Therefore, effective immediately, the first sentence of the third paragraph under the caption “SAM Sustainable Climate Fund and SAM Sustainable Water Fund” in the section entitled “Management of the Funds” on page 54 of the Prospectus is hereby deleted and replaced with the following:

Rainer Baumann, CFA serves as senior portfolio manager for the SAM Sustainable Themes Fund and, until June 30, 2009, as a deputy portfolio manager for the SAM Sustainable Water Fund.

Also, in the same section, the following is inserted as the fourth paragraph:

Effective June 30, 2009, Pieter Busscher will become a deputy portfolio manager for the SAM Sustainable Water Fund. Mr. Busscher joined SAM in 2007. In 2006 he held a position at Credit Suisse Asset Management in Zurich as Support Sales Private Clients. From 2004 to 2005 he acted as instructor of option theory and investments with B&R Beurs Investment Study Association in Rotterdam. From 1998 to 1999 he was a coordinator of a StartUp project at StartUp Gründungswerkstatt in Stuttgart & Cologne. In 2005 he earned a Bachelor of Science in International Business Administration at RSM Erasmus University in Rotterdam, and in 2007 he earned a Masters degree in Banking and Finance at University of St. Gallen (HSG).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Robeco Investment Funds

Investor Class

Robeco Boston Partners Mid Cap Value Fund

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco WPG 130/30 Large Cap Core Fund

SAM Sustainable Water Fund

SAM Sustainable Climate Fund

(each a “Fund,” and together, the “Funds”)

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated April 16, 2009

to Prospectus dated December 31, 2008

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Expenses and Fees for Robeco Boston Partners Long/Short Equity Fund

The formatting of the “Expenses and Fees” table for the Robeco Boston Partners Long/Short Equity Fund has been revised. None of the fees have changed. The “Expenses and Fees” table on page 25 of the Prospectus is hereby replaced with the following:

Expenses and Fees

As a shareholder, you pay certain fees and expenses. The table below describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Fund. The table is based upon expenses for the Investor Class of the Fund for the fiscal year ended August 31, 2008.

Investor Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge imposed on purchases	None
Maximum deferred sales charge	None
Maximum sales charge imposed on reinvested dividends	None
Redemption Fee (1)	2.00%
Exchange Fee	None
Annual Fund Operating Expenses* (expenses that are deducted from Fund assets)
Management fees	2.25%
Distribution (12b-1) fees	0.25%
Other Expenses: (2)
Other operating expenses	0.63%
Dividend expense on short sales	0.16%
Interest expense on borrowings	1.32%

Total other expenses	2.11%

Acquired Fund fees and expenses (3)	0.03%
Total annual Fund operating expenses	4.64%

Fee waivers and expense reimbursements (4)	(0.38)%

Net expenses (includes dividends and interest expenses on short sales)	4.26%

*	Shareholders requesting redemptions by wire are charged a transaction fee of $7.50. A $15.00 custodial maintenance fee is charged per IRA account per year.
(1)	To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 2.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.
(2)	“Other expenses” include audit, administration, custody, legal, registration, transfer agency and miscellaneous other charges for the Investor Class. “Other expenses” and “Total annual Fund operating expenses” also include dividends on securities which the Fund has sold short (“short-sale dividends”). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund’s total expense ratio, although no cash is received or paid by the Fund.
(3)	“Acquired Fund” means any investment company in which the Fund expects to invest during the current fiscal year. Net expenses will not correlate to the Fund’s ratio of expenses to average net assets in the financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses. The Fund calculates the Acquired Fund’s expenses using the net expense ratios reported in the Acquired Fund’s most recent shareholder reports.
(4)	Robeco has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total annual Fund operating expenses (other than Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for the Fund’s Investor Class shares exceeds 2.75% of the average daily net assets attributable to the Fund’s Investor Class shares through December 31, 2011. Because dividend expenses on short sales, Acquired Fund fees and expenses brokerage commissions, extraordinary items, interest and taxes are excluded from the expense limitation, Total annual Fund operating expenses (after fee waivers and expense reimbursements) are expected to exceed the applicable expense limitation. Robeco may not recoup any of its waived advisory fees.

2. Portfolio Manager Change for Robeco Boston Partners Mid Cap Value Fund

Effective immediately, Steven L. Pollack will serve as the sole lead portfolio manager of the Robeco Boston Partners Mid Cap Value Fund. Therefore, all references to Joseph F. Feeney, Jr. in the first and second paragraphs under the caption “Robeco Boston Partners Mid Cap Value Fund” in the section entitled “Management of the Funds” on page 47 of the Prospectus are hereby deleted.

3. Portfolio Manager Addition for Robeco Boston Partners Small Cap Value Fund II

Effective immediately, George Gumpert will serve as the secondary portfolio manager of the Robeco Boston Partners Small Cap Value Fund II. Therefore, the first sentence of the first paragraph under the caption “Robeco Boston Partners Small Cap Value Fund II” in the section entitled “Management of the Funds” on page 48 of the Prospectus is hereby deleted and replaced with the following:

David M. Dabora is the primary portfolio manager for the Fund and George Gumpert is the secondary portfolio manager.

Also, in the same section, the following is inserted as the third paragraph:

Mr. Gumpert is an assistant portfolio manager for the Robeco Boston Partners Small Cap Value products. Previously, he was a research analyst and specialized in the small capitalization sectors of the equity market. He joined the firm in 2000 from AIG International Asset Management where he was a commodities analyst. Mr. Gumpert holds a B.A. degree in economics from Amherst College. He holds the Chartered Financial Analyst designation. He has nine years of investment experience.

4. Portfolio Manager Addition for SAM Sustainable Water Fund

Effective June 30, 2009, Pieter Busscher will replace Rainer Baumann as deputy portfolio manager for the SAM Sustainable Water Fund. Therefore, effective immediately, the first sentence of the third paragraph under the caption “SAM Sustainable Climate Fund and SAM Sustainable Water Fund” in the section entitled “Management of the Funds” on page 49 of the Prospectus is hereby deleted and replaced with the following:

Rainer Baumann, CFA serves as senior portfolio manager for the SAM Sustainable Themes Fund and, until June 30, 2009, as a deputy portfolio manager for the SAM Sustainable Water Fund.

Also, in the same section, the following is inserted as the fourth paragraph:

Effective June 30, 2009, Pieter Busscher will become a deputy portfolio manager for the SAM Sustainable Water Fund. Mr. Busscher joined SAM in 2007. In 2006 he held a position at Credit Suisse Asset Management in Zurich as Support Sales Private Clients. From 2004 to 2005 he acted as instructor of option theory and investments with B&R Beurs Investment Study Association in Rotterdam. From 1998 to 1999 he was a coordinator of a StartUp project at StartUp Gründungswerkstatt in Stuttgart & Cologne. In 2005 he earned a Bachelor of Science in International Business Administration at RSM Erasmus University in Rotterdam, and in 2007 he earned a Masters degree in Banking and Finance at University of St. Gallen (HSG).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.